Asset Retirement Obligations (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Asset retirement obligations

Changes in our asset retirement obligations are as follows:

	Six Months Ended June 30, 2012	Year Ended December 31, 2011
	(in thousands)
Asset retirement obligation — beginning of period:	$1,919	$2,148
Liabilities incurred for new wells	278	370
Disposition of wells	—	(1,024)
Revision of estimates	421	347
Accretion expense	57	78

Asset retirement obligation — end of period:	$2,675	$1,919

Changes in our asset retirement obligations and the Corporation’s asset retirement obligations for the periods indicated are presented in the following table:

	Year Ended December 31,		Six Months Ended December 31, 2009	Year Ended June 30, 2009
	2011	2010
	(in thousands)
Asset retirement obligation — beginning of period	$2,148	$1,737	$1,569	$950
Liabilities incurred for new wells	370	265	115	70
Disposition of wells	(1,024)	(35)	—	—
Revision of estimates	347	54	(5)	471
Accretion expense	78	127	58	78

Asset retirement obligation — end of period	$1,919	$2,148	$1,737	$1,569